Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,055,544		$ 90,135	$ 5,684,871
Accounts receivable, net	116,781		77,149	50,470
Inventory	254,220		263,602	287,773
Prepaid expenses and other current assets	365,227		190,201	282,751
Total current assets	1,791,772		621,087	6,305,865
Intangible assets, net	1,750,000			132,093
Property and equipment, net	772,447		436,729	501,436
Lease right of use	5,858,042		1,808,034	2,037,052
Goodwill	8,224,708
Investment in joint ventures	1,079,202		1,237,865	1,489,934
Total assets	19,476,171		4,103,715	10,466,380
Current liabilities
Accounts payable and accrued liabilities	1,851,783		1,349,038	443,422
Accrued compensation	590,598		946,262	581,689
Deferred revenue	229,921		119,876	5,900
Notes payable - related party, net
Lease liability, current portion	385,836		231,604	221,993
Other current liabilities	123,432
Total current liabilities	4,884,144		3,409,424	1,253,004
Lease liability, net of current portion	5,622,279		1,669,954	1,901,557
Notes payable, net of current portion	1,095,000
Deferred tax liability	1,949		1,949	1,139
Additional payments for acquisition	7,500,000
Total liabilities	19,103,372		5,081,327	3,155,700
Stockholders’ equity (deficit)
Common Stock, $.0001 par value; 125,000,000 shares authorized; 12,172,214 and 11,929,147 issued and outstanding as of December 31, 2022, and 2021, respectively	247		61	1,193
Additional paid-in capital	56,195,915		48,805,860	46,200,509
Accumulated deficit	(55,823,363)		(49,783,533)	(38,891,022)
Total stockholders’ equity (deficit)	372,799	$ (1,705,494)	(977,612)	7,310,680
Members’ deficit
Total liabilities and members’ deficit	19,476,171		4,103,715	10,466,380
Previously Reported [Member]
Current assets
Cash			90,135
Accounts receivable, net			77,149
Inventory			263,602
Prepaid expenses and other current assets			190,201
Total current assets			621,087
Intangible assets, net
Property and equipment, net			436,729
Lease right of use			1,808,034
Investment in joint ventures			1,237,865
Total assets			4,103,715
Current liabilities
Accounts payable and accrued liabilities			1,349,038
Accrued compensation			946,262
Deferred revenue			119,876
Notes payable - related party, net			100,000
Lease liability, current portion			231,604
Total current liabilities			3,409,424
Lease liability, net of current portion			1,669,954
Deferred tax liability			1,949
Total liabilities			5,081,327
Stockholders’ equity (deficit)
Common Stock, $.0001 par value; 125,000,000 shares authorized; 12,172,214 and 11,929,147 issued and outstanding as of December 31, 2022, and 2021, respectively			1,217
Additional paid-in capital			48,804,704
Accumulated deficit			(49,783,533)
Total stockholders’ equity (deficit)			(977,612)	7,310,680
Members’ deficit
Total liabilities and members’ deficit			4,103,715
Wisconsin Fertility Institute [Member]
Current assets
Cash		459,346	787,297	627,949
Accounts receivable, net		163,618	144,246	136,588
Prepaid expenses and other current assets		76,604
Total current assets		699,568	931,543	764,537
Property and equipment, net		67,407	76,119	66,261
Lease right of use		855,729	966,487
Total assets		1,622,704	1,974,149	830,798
Current liabilities
Accrued liabilities		98,761	112,176	75,605
Accounts payable		27,043	173,046	22,926
Distribution payable		202,422	533,690	426,734
Deferred revenue		581,437	423,208	394,066
Lease liability, current portion		202,044	215,805
Total current liabilities		1,111,707	1,457,925	919,331
Lease liability, net of current portion		669,638	762,703
Total liabilities		1,781,345	2,220,628	919,331
Members’ deficit
Members’ deficit - beginning		(246,479)	(88,533)	(429,537)
Members’ deficit - current year		87,838	(157,946)	341,004
Total members’ deficit		(158,641)	(246,479)	(88,533)
Total liabilities and members’ deficit		$ 1,622,704	1,974,149	830,798
Related Party [Member]
Current liabilities
Notes payable - related party, net	880,000		662,644
Related Party [Member] | Previously Reported [Member]
Current liabilities
Notes payable - related party, net			662,644
Nonrelated Party [Member]
Current liabilities
Notes payable - related party, net	822,574		100,000
Cytovia Therapeutics Inc [Member]
Current assets
Cash	8,112
Accounts receivable, net
Inventory
Note receivable – related party	174,531
Prepaid expenses and other current assets
Total current assets	182,643
Current liabilities
Accounts payable and accrued liabilities	2,843,241		2,296,034	705,204
Total current liabilities	2,843,241		2,296,034	705,204
Other Liabilities	6,000,000
Preferred Stock Loan	195,802
Total liabilities	9,039,043		8,296,034	6,239,937
Stockholders’ equity (deficit)
Common Stock, $.0001 par value; 125,000,000 shares authorized; 12,172,214 and 11,929,147 issued and outstanding as of December 31, 2022, and 2021, respectively	1		1	1
Additional paid-in capital	7,597,185		7,444,049	(1)
Accumulated deficit	(16,453,586)		(15,740,084)	(6,239,937)
Total stockholders’ equity (deficit)	(8,856,400)		(8,296,034)	(6,239,937)
Members’ deficit
Total liabilities and members’ deficit	$ 182,643		0	0
Cytovia Therapeutics Inc [Member] | Related Party [Member]
Current liabilities
Advances - related party			$ 6,000,000	$ 5,534,733